INCOME TAXES (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Unrecognized Tax Benefits Roll Forward [Line Items]
Beginning balance	$ 16,949	$ 12,391
Increase/(decrease) of unrecognized tax benefits taken in prior years
Increase/(decrease) of unrecognized tax benefits related to current year	10,487	4,558
Increase/(decrease) of unrecognized tax benefits related to settlements	0
Reductions to unrecognized tax benefits related lapsing statute of limitations	0	0
Ending balance	$ 27,436	$ 16,949